Dividends	12 Months Ended
Dec. 31, 2025
Dividends [Abstract]
Dividends	Dividends
In the twelve months ended December 31, 2025, the Company’s Board of Directors paid the following preference share dividends:

Calendar Quarter	Preference Share Dividends			Quarterly Total	Declared	Paid
	5.625% PS (1)	5.625% DS (2)	7.000% DS (3)
Q1 2025	$3,516,000	$3,515,600	$5,512,500	$12,544,100	02/28/25	04/01/25
Q2 2025	$3,516,000	$3,515,600	$3,937,500	$10,969,100	06/02/25	07/01/25
Q3 2025	$3,516,000	$3,515,600	$3,937,500	$10,969,100	09/02/25	10/01/25
Q4 2025	$3,516,000	$3,515,600	$3,937,500	$10,969,100	12/01/25	12/31/25
Total Paid	$14,064,000	$14,062,400	$17,325,000	$45,451,400
Per Share	$1.41	$1,406.24	$1,925.00
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(1)    5.625% Preference Shares (AHL PRD) — Perpetual Non-Cumulative Preference Shares.
(2)    5.625% Preference Shares (AHL PRE) are represented by depositary shares, each representing a 1/1000th interest in a share of the 5.625% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.3516 per depositary share.
(3)    7.000% Preference Shares (AHL PRF) are represented by depositary shares, each representing a 1/1000th interest in a share of the 7.000% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.4375 per depositary share.